GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.50%
21,101	Air Products & Chemicals Inc	$ 5,273,351
25,281	Alcoa Corp	2,276,048
71,887	CF Industries Holdings Inc	7,408,674
11,119	Cleveland-Cliffs Inc(a)	358,143
48,954	Element Solutions Inc	1,072,093
100,188	Freeport-McMoRan Inc	4,983,351
51,973	Huntsman Corp	1,949,507
22,788	International Flavors & Fragrances Inc	2,992,748
151,961	International Paper Co	7,013,000
83,225	Mosaic Co	5,534,463
7,852	NewMarket Corp	2,547,032
27,515	Nucor Corp	4,090,105
70,426	Olin Corp	3,681,871
7,361	Sylvamo Corp(a)	244,974
48,594	United States Steel Corp	1,833,938
		51,259,298
Communications — 3.28%
8,547	Corning Inc	315,470
20,129	Liberty Broadband Corp Class C(a)	2,723,856
1,256	Meta Platforms Inc Class A(a)	279,284
277,352	News Corp Class A	6,143,347
28,849	Nexstar Media Group Inc Class A	5,437,460
31,283	Sirius XM Holdings Inc(b)	207,093
32,747	VeriSign Inc(a)	7,284,898
		22,391,408
Consumer, Cyclical — 12.70%
7,343	Advance Auto Parts Inc	1,519,707
52,223	AutoNation Inc(a)	5,200,366
35,923	Boyd Gaming Corp	2,363,015
2,240	Capri Holdings Ltd(a)	115,114
164,326	Carnival Corp(a)	3,322,672
30,490	Casey's General Stores Inc	6,042,203
2,231	Choice Hotels International Inc	316,266
66,631	Dolby Laboratories Inc Class A	5,211,877
157,591	Ford Motor Co	2,664,864
115,314	General Motors Co(a)	5,043,834
10,884	Harley-Davidson Inc	428,830
42,728	Hilton Worldwide Holdings Inc(a)	6,483,547
58,859	Hyatt Hotels Corp Class A(a)	5,618,091
5,377	Lithia Motors Inc	1,613,745
52,329	Live Nation Entertainment Inc(a)	6,155,983
138,831	LKQ Corp	6,304,316
24,176	Marriott International Inc Class A(a)	4,248,932
19,571	Marriott Vacations Worldwide Corp	3,086,347
7,507	O'Reilly Automotive Inc(a)	5,141,995
53,160	Penske Automotive Group Inc	4,982,155
8,897	Ralph Lauren Corp	1,009,276
Shares		Fair Value
Consumer, Cyclical — (continued)
1,638	Six Flags Entertainment Corp(a)	$ 71,253
31,363	Whirlpool Corp	5,418,899
51,600	Wyndham Hotels & Resorts Inc	4,370,004
		86,733,291
Consumer, Non-Cyclical — 15.34%
5,816	Albertsons Cos Inc Class A(b)	193,382
3,057	AMERCO	1,824,846
108,726	Archer-Daniels-Midland Co	9,813,609
23,959	Biogen Inc(a)	5,045,765
14,349	BioMarin Pharmaceutical Inc(a)	1,106,308
46,061	Bunge Ltd	5,104,019
2,084	Chemed Corp	1,055,650
16,412	Conagra Brands Inc	550,951
50,426	Corteva Inc	2,898,487
26,604	Darling Ingredients Inc(a)	2,138,430
120,908	Elanco Animal Health Inc(a)	3,154,490
57,300	Envista Holdings Corp(a)	2,791,083
6,447	Euronet Worldwide Inc(a)	839,077
1,851	FleetCor Technologies Inc(a)	461,010
16,021	Gartner Inc(a)	4,765,607
87,984	Gilead Sciences Inc	5,230,649
9,603	Grand Canyon Education Inc(a)	932,547
7,983	HCA Healthcare Inc	2,000,699
64,887	Horizon Therapeutics PLC(a)	6,826,761
19,039	Ingredion Inc	1,659,249
31,966	IQVIA Holdings Inc(a)	7,390,859
10,956	Kroger Co	628,546
41,567	ManpowerGroup Inc	3,903,973
2,340	Moderna Inc(a)	403,088
19,746	Molina Healthcare Inc(a)	6,587,068
31,656	Organon & Co	1,105,744
151,434	Perrigo Co PLC	5,819,609
125,272	QIAGEN NV(a)	6,138,328
9,411	Service Corp International	619,432
34,672	Syneos Health Inc(a)	2,806,698
12,052	Teleflex Inc	4,276,411
1,715	United Rentals Inc(a)	609,185
42,336	Universal Health Services Inc Class B	6,136,603
		104,818,163
Energy — 6.10%
4,175	ConocoPhillips	417,500
41,384	Devon Energy Corp	2,447,036
14,355	DT Midstream Inc	778,902
70,013	First Solar Inc(a)	5,862,889
147,038	Halliburton Co	5,568,329
67,347	Hess Corp	7,208,823
273,598	Marathon Oil Corp	6,870,046
35,299	ONEOK Inc	2,493,168
36,953	Phillips 66	3,192,370
90,245	Targa Resources Corp	6,810,790
		41,649,853

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Financial — 28.95%
61,683	Ally Financial Inc	$ 2,681,977
16,416	American Financial Group Inc	2,390,498
155,393	American Homes 4 Rent REIT Class A	6,220,382
6,820	American International Group Inc	428,091
792,097	Annaly Capital Management Inc REIT	5,576,363
88,326	Arch Capital Group Ltd(a)	4,276,745
28,401	Axis Capital Holdings Ltd	1,717,408
17,382	Brighthouse Financial Inc(a)	897,954
95,534	Brixmor Property Group Inc REIT	2,465,733
40,107	Camden Property Trust REIT	6,665,783
34,212	Capital One Financial Corp	4,491,693
119,219	Douglas Emmett Inc REIT	3,984,299
45,395	East West Bancorp Inc	3,587,113
10,384	EPR Properties REIT	568,109
188,656	Equitable Holdings Inc	5,831,357
52,478	Equity LifeStyle Properties Inc REIT	4,013,517
21,214	Essex Property Trust Inc REIT	7,329,013
23,526	Evercore Inc Class A	2,618,914
98,069	First Industrial Realty Trust Inc REIT	6,071,452
138,696	FNB Corp	1,726,765
59,229	Globe Life Inc	5,958,437
79,890	Highwoods Properties Inc REIT	3,654,169
252,274	Host Hotels & Resorts Inc REIT	4,901,684
76,447	Invesco Ltd	1,762,868
109,082	Invitation Homes Inc REIT	4,382,915
100,207	Janus Henderson Group PLC	3,509,249
95,239	Jefferies Financial Group Inc	3,128,601
215,195	KeyCorp	4,816,064
44,298	Life Storage Inc REIT	6,220,768
41,685	Lincoln National Corp	2,724,532
23,135	Loews Corp	1,499,611
7,936	MetLife Inc	557,742
33,892	Mid-America Apartment Communities Inc REIT	7,098,679
161,315	Old Republic International Corp	4,173,219
31,396	OneMain Holdings Inc	1,488,484
114,659	PacWest Bancorp	4,945,243
163,137	Park Hotels & Resorts Inc REIT	3,186,066
80,194	Prosperity Bancshares Inc	5,563,860
105,477	Regions Financial Corp	2,347,918
51,704	Reinsurance Group of America Inc	5,659,520
84,098	Rexford Industrial Realty Inc REIT	6,272,870
95,164	SEI Investments Co	5,729,824
68,862	Stifel Financial Corp	4,675,730
181,985	Synchrony Financial	6,334,898
1,719	Synovus Financial Corp	84,231
85,126	Voya Financial Inc(b)	5,648,110
97,339	W R Berkley Corp	6,481,804
Shares		Fair Value
Financial — (continued)
295,718	Western Union Co	$ 5,541,755
66,975	Weyerhaeuser Co REIT	2,538,352
35,886	Wintrust Financial Corp	3,334,886
		197,765,255
Industrial — 14.57%
50,594	A O Smith Corp	3,232,451
75,266	AECOM	5,781,182
12,158	AGCO Corp	1,775,433
54,817	AMETEK Inc	7,300,528
10,468	Arrow Electronics Inc(a)	1,241,819
33,732	Avnet Inc	1,369,182
28,860	Clean Harbors Inc(a)	3,221,930
142,923	CSX Corp	5,352,466
29,200	Eagle Materials Inc	3,748,112
11,707	Flowserve Corp	420,281
22,824	Garmin Ltd	2,707,155
140,910	Hayward Holdings Inc(a)	2,341,924
145,530	Howmet Aerospace Inc	5,230,348
69,283	Knight-Swift Transportation Holdings Inc	3,496,020
21,811	Lennox International Inc	5,624,185
49,984	MasTec Inc(a)	4,353,606
18,361	Norfolk Southern Corp	5,236,924
140,235	nVent Electric PLC	4,877,373
107,900	Otis Worldwide Corp	8,302,905
42,769	Packaging Corp of America	6,676,669
9,203	Parker-Hannifin Corp	2,611,443
28,550	Republic Services Inc	3,782,875
10,470	Teledyne Technologies Inc(a)	4,948,436
79,857	Textron Inc	5,939,764
		99,573,011
Technology — 5.33%
89,712	Dell Technologies Inc Class C(a)	4,502,645
105,612	DXC Technology Co(a)	3,446,120
663	EPAM Systems Inc(a)	196,652
6,037	Fortinet Inc(a)	2,063,084
64,892	Genpact Ltd	2,823,451
310,028	Hewlett Packard Enterprise Co	5,180,568
28,383	Manhattan Associates Inc(a)	3,937,006
32,452	Micron Technology Inc	2,527,686
125,875	NCR Corp(a)	5,058,916
25,524	ON Semiconductor Corp(a)	1,598,058
1,281	Paycom Software Inc(a)	443,713
40,939	VMware Inc Class A	4,661,724
		36,439,623
Utilities — 5.68%
267,459	AES Corp	6,881,720
4,609	American Electric Power Co Inc	459,840
49,097	CenterPoint Energy Inc	1,504,332
104,265	CMS Energy Corp	7,292,294
15,270	DTE Energy Co	2,018,847

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Utilities — (continued)
91,381	Eversource Energy	$ 8,058,890
147,773	OGE Energy Corp	6,026,183
25,354	WEC Energy Group Inc	2,530,583
55,887	Xcel Energy Inc	4,033,365
		38,806,054
TOTAL COMMON STOCK — 99.45% (Cost $640,631,993)		$679,435,956
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.91%
$1,479,151	Undivided interest of 1.37% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $1,479,151 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(c)	1,479,151
1,479,151	Undivided interest of 1.37% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $1,479,151 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(c)	1,479,151
1,479,151	Undivided interest of 3.48% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $1,479,151 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(c)	1,479,151
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,479,151	Undivided interest of 47.94% in a repurchase agreement (principal amount/value $3,085,896 with a maturity value of $3,085,922) with HSBC Securities (USA) Inc, 0.30%, dated 3/31/22 to be repurchased at $1,479,151 on 4/1/22 collateralized by Federal National Mortgage Association securities, 0.00% - 3.81%, 8/1/33 - 11/1/50, with a value of $3,147,614.(c)	$ 1,479,151
311,349	Undivided interest of 49.99% in a repurchase agreement (principal amount/value $622,837 with a maturity value of $622,842) with JP Morgan Securities, 0.28%, dated 3/31/22 to be repurchased at $311,349 on 4/1/22 collateralized by U.S. Treasury securities, 1.88% - 2.88%, 8/31/24 - 8/15/49, with a value of $635,294.(c)	311,349
TOTAL SHORT TERM INVESTMENTS — 0.91% (Cost $6,227,953)		$6,227,953
TOTAL INVESTMENTS — 100.36% (Cost $646,859,946)		$685,663,909
OTHER ASSETS & LIABILITIES, NET — (0.36)%		$(2,492,873)
TOTAL NET ASSETS — 100.00%		$683,171,036

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2022.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2022

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2022